THE HENLOPEN FUND

                                QUARTERLY REPORT
                                 MARCH 31, 2000

To My Fellow Shareholders:

For the Quarter ending March 31, 2000, The Henlopen Fund appreciated 28.3%. Annualized returns for the Fund for 1, 3 and 5 years are 105.2%, 46.5% and 35.9%, respectively. Since our inception on December 2, 1992, the Fund has an annualized return of 28.6%.

Over the course of the last several quarters, we have been operating within what is perhaps the best investment climate most of us have seen in our investment careers. Strong domestic economic growth, benign interest rates, modest inflation, an increased pace of global economic development, political stability and rapid technological innovation have combined to create an environment where sustained advances in equity prices have become the norm. Historical parameters have been superceded as many forceful new investors (on-line investors and day traders) have added yet another dynamic to equity markets. Professional pundits, for at least two years, have been groping for an appropriate valuation mechanism for equities within such an environment.

While the philosophical elements of valuation and the "New Economy" are interesting to debate, we have tried to keep our investment efforts aimed at the more practical elements where we can exert some level of control. Clearly, new developments in the fields of electronics, software, communications and biotechnology hold the promise of changing the way we live, work and relax. Yet it is important to remember that these changes will be evolutionary as they are absorbed into our multi-trillion-dollar economy and will sometimes manifest themselves in ways that are totally unpredictable. (e.g., Ken Olsen, CEO of Digital Equipment, wondered in the 1980's why anyone would want to own a personal computer). Cognizant of the ever-present uncertainties, we have built a portfolio that is broadly exposed to industries with the best long-term growth opportunities.

As growth stock investors, we recognize the risks associated with volatility caused by shifts in economic circumstance and investment fashion. While the market has a tendency to concentrate on an ever-changing set of short-term investment themes such as "e-commerce", "indexing" or "momentum investing", we rely on our time-tested philosophy of investment in market-leading growth companies to continue delivering superior performance over time for our shareholders.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President
                       MANAGED BY LANDIS ASSOCIATES, INC.
                             WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

              The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index
12/2/92            $10,000             $10,000                $10,000
12/31/92           $10,010             $10,162                $10,204
3/31/93            $10,821             $10,604                $10,507
6/30/93            $11,562             $10,654                $10,661
9/30/93            $12,450             $10,926                $11,173
12/31/93           $12,999             $11,179                $11,426
3/31/94            $12,760             $10,758                $11,084
6/30/94            $12,126             $10,804                $10,841
9/30/94            $12,853             $11,332                $11,373
12/31/94           $12,644             $11,330                $11,246
3/31/95            $13,583             $12,430                $12,059
6/30/95            $15,494             $13,613                $13,349
9/30/95            $17,819             $14,692                $14,563
12/31/95           $17,453             $15,574                $14,918
3/31/96            $19,233             $16,409                $15,591
6/30/96            $21,442             $17,144                $16,107
9/30/96            $21,024             $17,670                $16,566
12/31/96           $21,182             $19,141                $17,527
3/31/97            $20,072             $19,658                $17,468
6/30/97            $22,519             $23,083                $20,228
9/30/97            $28,095             $24,811                $22,301
12/31/97           $25,971             $25,524                $22,450
3/31/98            $31,183             $29,084                $25,229
6/30/98            $29,902             $30,041                $25,946
9/30/98            $23,918             $27,058                $22,985
12/31/98           $30,323             $32,818                $28,216
3/31/99            $30,744             $34,456                $29,647
6/30/99            $34,816             $36,885                $31,571
9/30/99            $34,260             $34,582                $29,936
12/31/99           $49,162             $39,781                $36,103
3/31/00            $63,069             $40,678                $38,735

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                           March 31, 2000 (Unaudited)

SHARES OR
PRINCIPAL                                                          QUOTED
  AMOUNT                                                    MARKET VALUE (B)<F3>
---------                                                   --------------------

LONG-TERM INVESTMENTS -- 96.2%(A)<F2>

COMMON STOCKS -- 96.2% (A)<F2>

            AUTO & TRUCK RELATED -- 0.9%
    25,000  General Motors Corp.                                  $  2,070,313

            BASIC RESOURCES -- 2.7%
   200,000  AK Steel Holding Corp.                                   2,075,000
    25,000  Alcoa Inc.                                               1,756,250
    30,000  De Beers Cons
              Mines - ADR                                              688,125
   125,000  Union Pacific Resources
              Group Inc.                                             1,812,500
                                                                  ------------
                                                                     6,331,875

            BUSINESS SERVICES -- 1.3%
    40,000  AppNet, Inc.                                             1,880,000
    25,000  iGATE Capital Corp.                                      1,128,125
                                                                  ------------
                                                                     3,008,125

            COMMUNICATIONS -- 15.8%
    60,000  C-COR.net Corp.                                          2,940,000
    75,000  Cabletron Systems, Inc.                                  2,198,437
    40,000  Concentric Network Corp.                                 2,200,000
    50,000  Natural MicroSystems
              Corp.                                                  4,287,500
    10,000  Nextel Communications,
              Inc.                                                   1,482,500
    23,000  Nortel Networks Corp.                                    2,898,000
    65,000  Optibase Ltd.                                            1,543,750
   100,000  P-COM, Inc.                                              1,850,000
    45,000  Polycom, Inc.                                            3,563,438
    16,000  QUALCOMM Inc.                                            2,389,000
    50,000  REMEC, Inc.                                              2,525,000
   197,000  Science Dynamics Corp.                                   2,942,688
    50,000  Tekelec                                                  1,856,250
    75,000  Tollgrade
              Communications Inc.                                    3,975,000
                                                                  ------------
                                                                    36,651,563

            COMMUNICATIONS SERVICES -- 4.5%
    40,000  AT&T Corp.                                               2,250,000
   100,000  CTN Media Group, Inc.                                      625,000
   200,000  FVC.COM, Inc.                                            3,575,000
    30,000  PSINet Inc.                                              1,020,468
    20,000  RCN Corp.                                                1,077,500
    25,000  Time Warner Telecom Inc.                                 1,987,500
                                                                  ------------
                                                                    10,535,468

            COMPUTER PERIPHERALS -- 1.3%
    82,500  Information Resources
              Engineering, Inc.                                      2,990,625

            COMPUTER SYSTEMS -- 5.5%
    20,000  Citrix Systems, Inc.                                     1,325,000
    75,000  Compaq Computer Corp.                                    1,996,875
    16,000  EMC Corp. (Mass.)                                        2,000,000
    20,000  Network Appliance, Inc.                                  1,655,000
    38,500  RadiSys Corp.                                            2,314,812
    33,000  Seagate Technology, Inc.                                 1,988,250
    16,000  Sun Microsystems, Inc.                                   1,499,250
                                                                  ------------
                                                                    12,779,187

            DISTRIBUTION -- 0.9%
   120,000  American Aircarriers
              Support, Inc.                                          1,095,000
    42,500  D & K Healthcare
              Resources, Inc.                                          520,625
    73,600  Lazare Kaplan
              International Inc.                                       515,200
                                                                  ------------
                                                                     2,130,825

            ELECTRONICS/EQUIPMENT
              MANUFACTURING -- 4.3%
    60,000  Aeroflex Inc.                                            2,970,000
     7,000  E-Tek Dynamics, Inc.                                     1,646,750
    30,000  Flextronics International
              Ltd.                                                   2,113,125
    30,000  KEMET Corp.                                              1,897,500
    55,000  Sensormatic
              Electronics Corp.                                      1,234,063
                                                                  ------------
                                                                     9,861,438

            ENERGY/SERVICES -- 1.2%
    86,000  AstroPower, Inc.                                         2,778,875

            FINANCIAL SERVICES -- 2.1%
    15,000  The Chase Manhattan Corp.                                1,307,813
    50,000  Pacific Century
              Financial Corp.                                        1,015,625
    99,000  Philadelphia Consolidated
             Holding Corp.                                           1,460,250
    50,000  U.S. Bancorp                                             1,093,750
                                                                  ------------
                                                                     4,877,438

            FOOD & BEVERAGES -- 1.0%
    75,000  Albertson's, Inc.                                        2,325,000

            HEALTHCARE PRODUCTS -- 6.5%
   500,000  Antex Biologics Inc.                                     1,359,400
   105,000  Gene Logic Inc.                                          4,416,563
   200,000  IGEN International, Inc.                                 5,000,000
    70,000  Immunomedics, Inc.                                       1,806,875
    90,000  PharmaNetics, Inc.                                       1,338,750
    20,000  ViroPharma Inc.                                          1,226,250
                                                                  ------------
                                                                    15,147,838

            HEALTHCARE SERVICES -- 0.6%
    75,000  InfoCure Corp.                                           1,303,125

            INTERNET/SOFTWARE/SERVICES -- 1.8%
    20,000  CMGI Inc.                                                2,266,250
     8,000  Commerce One, Inc.                                       1,194,000
    13,000  RealNetworks, Inc.                                         740,188
                                                                  ------------
                                                                     4,200,438

            LEISURE/ENTERTAINMENT -- 1.1%
   100,000  Action Performance
              Companies, Inc.                                        1,331,250
    67,000  Steiner Leisure Ltd.                                     1,289,750
                                                                  ------------
                                                                     2,621,000

            MISCELLANEOUS MANUFACTURING -- 2.2%
    45,000  Applied Films Corp.                                        900,000
    13,000  Corning Inc.                                             2,522,000
    60,000  Tredegar Corp.                                           1,616,250
                                                                  ------------
                                                                     5,038,250

            RETAILING -- 2.5%
    20,000  Tiffany & Co.                                            1,672,500
   120,000  Whitehall Jewellers, Inc.                                2,820,000
    29,000  Zale Corp.                                               1,368,438
                                                                  ------------
                                                                     5,860,938

            SEMICONDUCTORS/RELATED -- 17.4%
    24,000  Altera Corp.                                             2,142,000
    18,000  ANADIGICS, Inc.                                          1,188,000
   105,000  Artisan Components, Inc.                                 2,060,625
    30,000  Asyst Technologies, Inc.                                 1,755,000
    35,000  ATMI, Inc.                                               1,671,250
    30,000  Conexant Systems, Inc.                                   2,130,000
    10,000  Cree, Inc.                                               1,128,750
    20,000  Cymer, Inc.                                              1,000,000
    40,000  Electroglas, Inc.                                        1,370,000
    29,000  Ibis Technology Corp.                                    2,610,000
   100,000  Integrated Measurement
              Systems, Inc.                                          2,031,250
    20,000  KLA-Tencor Corp.                                         1,685,000
    42,000  Kulicke & Soffa
              Industries, Inc.                                       2,690,625
    33,000  Novellus Systems, Inc.                                   1,852,125
     5,000  PMC-Sierra, Inc.                                         1,018,437
    20,000  PRI Automation, Inc.                                     1,222,500
   175,000  Symmetricom, Inc.                                        1,848,438
    30,000  Taiwan Semiconductor
              Manufacturing Co. Ltd.                                 1,710,000
    25,000  Teradyne, Inc.                                           2,056,250
    11,600  Texas Instruments Inc.                                   1,856,000
    30,000  Vitesse Semiconductor
              Corp.                                                  2,887,500
    30,000  Xilinx, Inc.                                             2,484,375
                                                                  ------------
                                                                    40,398,125

            SOFTWARE & RELATED SERVICES -- 19.2%
   100,000  Bitstream Inc.                                           1,250,000
    20,000  Business Objects
              S.A. - SP ADR                                          1,990,000
    30,000  Electronic Data
              Systems Corp.                                          1,925,625
    25,000  Entrust Technologies Inc.                                2,126,952
    80,000  Excalibur Technologies
              Corp.                                                  3,170,000
   150,000  eXcelon Corp.                                            1,687,500
    40,000  Exchange Applications, Inc.                              2,116,872
    25,000  Extended Systems Inc.                                    2,750,000
   150,000  General Magic, Inc.                                      1,340,625
    15,000  HNC Software Inc.                                        1,080,938
    20,000  ISS Group, Inc.                                          2,330,000
    80,000  Level 8 Systems, Inc.                                    3,740,000
    60,000  Media 100 Inc.                                           2,092,500
   100,000  Novadigm, Inc.                                           1,625,000
    40,000  Novell, Inc.                                             1,145,000
   100,000  ON Technology Corp.                                      1,050,000
    50,000  Pinnacle Systems, Inc.                                   1,662,500
    80,000  RAVISENT
              Technologies Inc.                                      1,110,000
   150,000  Segue Software, Inc.                                     1,846,875
    30,000  Sonic Foundry, Inc.                                      2,925,000
   100,000  Systems & Computer
              Technology Corp.                                       2,337,500
   139,500  Versant Corp.                                            1,874,531
    40,000  White Pine Software, Inc.                                1,440,000
                                                                  ------------
                                                                    44,617,418

            TRANSPORTATION -- 0.6%
   200,000  RailAmerica, Inc.                                        1,350,000

            UTILITIES-- 2.2%
    50,000  IDACORP, Inc.                                            1,737,500
    30,000  The Montana Power Co.                                    1,920,000
    57,000  SCANA Corp.                                              1,400,063
                                                                  ------------
                                                                     5,057,563

            MISCELLANEOUS -- 0.6%
    75,000  Cendant Corp.                                            1,387,500
                                                                  ------------
                Total common stocks                                223,322,927

RIGHTS -- 0.0% (A)<F2>
       400  Opus360 Corp.,
              Exp. 04/11/00                                                  0
                                                                  ------------
                Total long-term
                  investments                                      223,322,927

SHORT-TERM INVESTMENTS -- 3.1% (A)<F2>

            VARIABLE RATE DEMAND NOTE
$7,263,307  Firstar Bank U.S.A., N.A.                                7,263,307
                                                                  ------------
                Total investments                                  230,586,234

            Cash and receivables, less
              liabilities -- 0.7% (A)                                1,577,410
                                                                  ------------
                NET ASSETS                                        $232,163,644
                                                                  ------------
                                                                  ------------
            Net Asset Value Per Share
              (No par value, unlimited
              shares authorized), offering
              and redemption price
              ($232,163,644 / 6,937,887
              shares outstanding)                                       $33.46
                                                                        ------
                                                                        ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                               MICHAEL L. HERSHEY
                                   Chairman,
                            Landis Associates, Inc.
                          Kennett Square, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            P. COLEMAN TOWNSEND, JR.
                                   Chairman,
                                Townsends, Inc.
                              Wilmington, Delaware

                               FIRSTAR BANK, N.A.
                                   Custodian

                              FIRSTAR MUTUAL FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                            LANDIS ASSOCIATES, INC.
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares
   of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.